Property and Equipment - Additional Information (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)	Mar. 31, 2017 INR (₨)
Property, Plant and Equipment [Line Items]
Depreciation and amortization	₨ 12,247.8	$ 177.1	₨ 9,678.9	₨ 8,876.9